Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021

Net income for purposes of calculating basic and diluted earnings per share	102,236	86,282	52,100

Weighted average shares outstanding	84,791	84,591	84,360
Dilutive effect of employee stock options	455	482	358
Dilutive effect of restricted and performance share units	1,205	1,127	1,038
Weighted average common and common equivalent shares outstanding	86,451	86,200	85,756
Earnings per share
Basic	1.21	1.02	0.62
Diluted	1.18	1.00	0.61